6. Accounts receivable, net (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable	$ 4,500	$ 4,268
Current
Accounts receivable	2,762	864
30 - 59 days past due
Accounts receivable	633	1,226
60 - 89 days past due
Accounts receivable	635	23
Greater than 90 days past due
Accounts receivable	$ 470	$ 2,155